Acquisition of subsidiaries (Tables)	12 Months Ended
Dec. 31, 2024
Disclosure of detailed information about business combination [abstract]
Summary of acquisition date fair value of each major class of consideration transferred
The following table summarizes the acquisition date fair value of each major class of consideration transferred.

Cash	$9,042
Deferred consideration	958
Equity instruments (1,326,127 ordinary shares)	39,784
Total consideration transferred	$49,784
Net cash outflow arising on acquisition:
Cash consideration	$9,042
Less: cash and cash equivalent balances acquired (note 34(A)(III))	5,623
Total net cash outflow arising on acquisition	$3,419
The following table summarizes the acquisition date fair value of each major class of consideration transferred.

Total cash consideration transferred	$8,509
Net cash outflow arising on acquisition:
Cash consideration	$8,509
Less: cash and cash equivalent balances acquired (note 34(B)(III))	163
Total net cash inflow arising on acquisition	$8,346

Summarises the recognised amounts of assets acquired and liabilities assumed at the date of acquisition
The following table summarizes the recognized amounts of assets acquired and liabilities based on fair value at the date of acquisition.

Property, plant and equipment	$5,649
Intangible assets	13,826
Interests in equity-accounted investees	788
Deferred tax assets	236
Inventories	1,295
Trade receivables (including loss allowance $1,264)	2,595
Deposits, prepayments and other receivables	2,014
Cash and cash equivalents	5,623
Trade payables	(858)
Accrued expenses and other current liabilities	(2,761)
Contract liabilities	(416)
Lease liabilities	(2,380)
Tax liabilities	(6)
Deferred tax liabilities	(2,914)
Other non-current liabilities	(223)
Total identifiable net assets acquired at fair value	$22,468
The following table summarizes the recognized amounts of assets acquired and liabilities based on fair value at the date of acquisition.

Property, plant and equipment and intangible assets	$3,140
Other non-current assets	169
Inventories	5,498
Trade receivables (including loss allowance $80)	619
Deposits, prepayments and other receivables	566
Cash and cash equivalents	163
Trade payables	(6,677)
Accrued expenses	(257)
Lease liabilities	(2,906)
Total identifiable net assets acquired at fair value	$315

Disclosure of valuation techniques
The valuation technique used for measuring the fair value of material assets acquired was as follow.

Assets acquired	Valuation technique
Property, plant and equipment	Cost technique: The valuation model considers market prices for depreciated replacement cost when appropriate. Depreciated replacement cost reflects functional and economic obsolescence.
Intangible assets	Multi-period excess earnings method: The multi-period excess earnings method considers the present value of net cash flows expected to be generated by the technology and customer relationships, by excluding any cash flows related to contributory assets.
Measurement of fair values
The valuation technique used for measuring the fair value of material assets acquired was as follow.

Assets acquired	Valuation technique
Property, plant and equipment	Cost technique: The valuation model considers market prices for depreciated replacement cost when appropriate. Depreciated replacement cost reflects functional and economic obsolescence.

Summary of changes in goodwill explanatory
Goodwill arising from the acquisition has been recognized as follows.

2022
Consideration transferred (note 34(A)(I))	$49,784
Non-controlling interests, based on their proportionate interest in the recognized amounts of the assets and liabilities of ACT Genomics	6,484
Fair value of identifiable net assets (note 34(A)(III))	(22,468)
Goodwill	$33,800
Goodwill arising from the acquisition has been recognized as follows.

2024
Consideration transferred (note 34(B)(I))	$8,509
Fair value of identifiable net assets (note 34(B)(III))	(315)
Goodwill	$8,194